Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	€ 84,431	€ 83,054
Right-of-use assets	42,825	50,755
Intangible assets and goodwill	4,254	4,146
Equity-method investees	37,696	44,522
Other non-current receivables	5,894	4,854
Other non-current assets	1,452	1,418
Deferred tax assets	1,032	886
Total non-current assets	177,584	189,635
Current assets
Inventories	70,120	80,211
Trade receivables	39,056	41,259
Other current receivables	16,279	11,018
Other current assets	7,973	12,309
Current income tax assets	2,195	2,032
Gains on derivative financial instruments	925	96
Cash and cash equivalents	54,475	53,472
Total current assets	191,023	200,397
TOTAL ASSETS	368,607	390,032
EQUITY
Share capital	55,073	54,853
Reserves	23,292	17,449
Retained earnings	9,493	10,033
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	87,858	82,335
Non-controlling interests	4,698	1,511
TOTAL EQUITY	92,556	83,846
Non-current liabilities
Long-term borrowings	11,483	13,577
Long-term lease liabilities	41,024	46,592
Employees’ leaving entitlement	13,064	15,588
Non-current contract liabilities	7,026	7,405
Provisions	9,432	10,572
Deferred income for government grants	12,242	12,754
Deferred tax liabilities	996	996
Total non-current liabilities	95,267	107,484
Current liabilities
Bank overdrafts and short-term borrowings	29,254	36,147
Current portion of long-term borrowings	5,806	3,862
Current portion of lease liabilities	10,825	10,546
Trade payables	78,399	89,215
Other payables	34,322	31,453
Current contract liabilities	17,124	20,797
Provisions	3,114	2,839
Other liabilities		412
Liabilities for current income tax	1,874	2,740
Losses on derivative financial instruments	66	691
Total current liabilities	180,784	198,702
TOTAL LIABILITIES	276,051	306,186
TOTAL EQUITY AND LIABILITIES	€ 368,607	€ 390,032